Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of authorized share capital
Our authorized and issued share capital as at December 31, 2022 was as follows:

	Authorized			Issued
As at December 31 (millions)	2022	2021	2020	2022	2021	2020
Preferred Shares	unlimited	unlimited	unlimited	—	—	—
Equity Shares
Class A	n/a	unlimited	unlimited	n/a	n/a	149
Class B, redesignated as Multiple Voting Shares	unlimited	unlimited	unlimited	200	200	82
Class C	n/a	unlimited	unlimited	n/a	n/a	4
Class D	n/a	unlimited	unlimited	n/a	n/a	3
Class E, redesignated as Subordinate Voting Shares	unlimited	unlimited	unlimited	67	66	7